Derivatives - Derivatives that do not qualify for hedge accounting under GAAP included in the Balance Sheet at fair value (Details) - Not designated as hedging instrument - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivatives included in AFG' s Balance Sheet at fair value
Derivative asset, at fair value	$ 268	$ 785
Derivative liability, at fair value	2,723	2,546
MBS with embedded derivatives | Fixed maturities
Derivatives included in AFG' s Balance Sheet at fair value
Derivative asset, at fair value	84	80
Public company warrants | Equity securities
Derivatives included in AFG' s Balance Sheet at fair value
Derivative asset, at fair value	0	4
Fixed-indexed and variable-indexed annuities (embedded derivative) | Annuity benefits accumulated
Derivatives included in AFG' s Balance Sheet at fair value
Derivative liability, at fair value	2,720	2,542
Equity index call options | Equity index call options
Derivatives included in AFG' s Balance Sheet at fair value
Derivative asset, at fair value	184	701
Equity index put options | Other liabilities
Derivatives included in AFG' s Balance Sheet at fair value
Derivative liability, at fair value	1	0
Reinsurance contract (embedded derivative) | Other liabilities
Derivatives included in AFG' s Balance Sheet at fair value
Derivative liability, at fair value	$ 2	$ 4